John Hancock Trust
Supplement dated May 19, 2010
to the Prospectus dated May 3, 2010
     The information under “Average Annual Total Returns for the period ended 12/31/09” in the Past Performance section of each fund noted below is replaced in its entirety by the following:
American Fundamental Holdings Trust

Average Annual Total Returns for period ended 12/31/2009

The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

	One	Since	Date of
	Year	Inception	Inception

Series III	27.27%	−6.88%	10/30/2007
S&P 500 Index	26.46%	−11.49%	10/30/2007
Barclays Capital U.S. Aggregate Bond Index	5.93%	5.95%	10/30/2007
60% Standard & Poor’s 500/40% Barclays Capital U.S. Aggregate Bond Index	18.39%	–4.58%	10/30/2007

Core Allocation Plus Trust

Average Annual Total Returns for period ended 12/31/2009

The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

	One	Since	Date of
	Year	Inception	Inception

Series I	25.20%	−7.39%	12/31/2007
MSCI World Index (gross of foreign withholding tax on dividends)	30.79%	−11.66%	12/31/2007
Barclays Capital U.S. Aggregate Bond Index	5.93%	5.58%	12/31/2007
Combined Index	23.37%	−6.19%	12/31/2007